Annual Total Returns - Communication Services Portfolio [BarChart] - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Communication Services Portfolio - Communication Services Portfolio
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	34.22%
Annual Return 2013	45.65%
Annual Return 2014	8.29%
Annual Return 2015	(2.17%)
Annual Return 2016	9.50%
Annual Return 2017	12.59%
Annual Return 2018	(3.27%)
Annual Return 2019	32.62%
Annual Return 2020	35.40%
Annual Return 2021	15.97%